CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Matters (Tables) [Abstract]
Schedule of Cost of Capital Authorized
COST OF CAPITAL AND AUTHORIZED RATE STRUCTURE

SDG&E				SoCalGas
Authorized weighting	Authorized rate of recovery	Weighted authorized ROR		Authorized weighting	Authorized rate of recovery	Weighted authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%